Non-Controlling Interests - Subsidiaries and Operations with Non-Controlling Interests (Details) shares in Millions				1 Months Ended		3 Months Ended				4 Months Ended	11 Months Ended	12 Months Ended		19 Months Ended
	Oct. 19, 2018 MW	Aug. 01, 2017 shares	Jul. 31, 2017	Dec. 31, 2018	Jul. 30, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Nov. 29, 2018	Jun. 21, 2018	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2017
TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests												49.99%	49.99%
TransAlta Renewables
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests												39.60%	39.10%
Proportion of equity participation in subsidiary				60.90%	61.10%	60.40%	60.50%	60.60%	60.80%	61.00%	64.00%			59.80%
TransAlta Renewables | Kent Hills wind farm
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests												17.00%
TransAlta Renewables | Australian Assets
Disclosure of subsidiaries [line items]
Proportion of equity participation in subsidiary		64.00%	59.80%
TransAlta Renewables | Class B shares | Australian Assets
Disclosure of subsidiaries [line items]
Shares offered for conversion		26.1
TransAlta Renewables | Common shares | Australian Assets
Disclosure of subsidiaries [line items]
Equity securities received upon conversion of shares		26.4
Kent Hills 3 Wind Project
Disclosure of subsidiaries [line items]
Increase in contractual power capacity (in megawatts) | MW	167